BB&T FUNDS
SUPPLEMENT DATED NOVEMBER 10, 2008
TO THE
CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
DATED FEBRUARY 1, 2008
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B, and Class C Shares Prospectus (the “Prospectus”) dated February 1, 2008:
Mid Cap Value Fund
With respect to the Mid Cap Value Fund, effective immediately, middle capitalization companies are defined as those companies with market capitalizations between $500 million and $20 billion.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.
RTLMCV-SUP1108

BB&T FUNDS
SUPPLEMENT DATED NOVEMBER 10, 2008
TO THE
INSTITUTIONAL SHARES PROSPECTUS
DATED FEBRUARY 1, 2008
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus (the “Prospectus”) dated February 1, 2008:
Mid Cap Value Fund
With respect to the Mid Cap Value Fund, effective immediately, middle capitalization companies are defined as those companies with market capitalizations between $500 million and $20 billion.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.
INSTMCV-SUP1108